Consulting Services	12 Months Ended
Dec. 31, 2013
Consulting Services [Abstract]
Consulting Services
Note 6 – Consulting Services

Grandview Consultants, Inc.

On October 21, 2011, the Company entered into an Engagement Agreement with Grandview Consultants, Inc. (“GCI” or the “Financial Consultant”). The agreement called for the Financial Consultant to assist in the ongoing review and adjustment of the Company’s business and strategic plan for the growth of the Company’s business. The term of this Agreement commenced on the date of signing and terminated six (6) months thereafter. The compensation for this agreement was paid in (i) a non-refundable monetary fee of $10,000, on the date of the executed agreement, and (ii) an equity component of 2,934,360 shares of the Company’s common stock issued as compensation.

The Company recorded the $10,000 payment in cash as prepaid expenses and amortized it over the term of six (6) months or $1,667 per month. For the year ended December 31, 2011, the Company recorded $3,334 in consulting fees. For the year ended December 31, 2012, the Company recorded $6,668 in consulting fees.

The Company recorded the entire $146,718 as consulting fees upon issuance of the shares.